Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	$ 5,743	$ 335
Deferred income tax liabilities, net	383,128	243,411
Deferred income tax asset, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	5,743	335
Deferred income tax liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	5,743	335
Deferred income tax liabilities, net	$ 383,128	$ 243,411